Trust Account and Fair Value Measurement (Details) - Schedule of assets measured at fair value on a recurring basis - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Carrying value	$ 63,804,000	$ 302,529,000	$ 304,035,000
Gross Unrealized Holding Gain			(7,000)
Cash and money market [Member]
Assets:
Carrying value		302,529,000	1,000
Gross Unrealized Holding Gain
U.S. government treasury bills [Member]
Assets:
Carrying value			304,034,000
Gross Unrealized Holding Gain			(7,000)
Quoted Price Prices in Active Markets (Level 1) [Member]
Assets:
Carrying value			304,028,000
Gross Unrealized Holding Gain	63,804,000	305,529,000
Quoted Price Prices in Active Markets (Level 1) [Member] | Cash and money market [Member]
Assets:
Carrying value		302,529,000	1,000
Gross Unrealized Holding Gain	$ 63,804,000	$ 305,529,000
Quoted Price Prices in Active Markets (Level 1) [Member] | U.S. government treasury bills [Member]
Assets:
Carrying value			$ 304,027,000